Segment Information - Summary of Operating Results of Reportable Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [Line Items]
Revenues	$ 5,501	$ 5,297
Adjusted EBITDA	1,365	1,591
Fair value adjustments (see note 6)	5
Depreciation	(110)	(113)
Other operating gains, net	29	48
Operating profit	780	1,034
Net interest expense	(260)	(357)
Other finance income (costs)	13	(170)
Share of post-tax losses in equity method investments	(212)	(4)
Tax (expense) benefit	(141)	134
Earnings from continuing operations	180	637
Operating segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	2,373	2,284
Adjusted EBITDA	816	794
Operating segments [member] | Corporates [member]
Disclosure of operating segments [Line Items]
Revenues	1,238	1,186
Adjusted EBITDA	395	411
Operating segments [member] | Tax Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	794	767
Adjusted EBITDA	273	252
Operating segments [member] | Reuters News [member]
Disclosure of operating segments [Line Items]
Revenues	370	296
Adjusted EBITDA	27	27
Operating segments [member] | Global Print [member]
Disclosure of operating segments [Line Items]
Revenues	728	764
Adjusted EBITDA	320	335
Operating segments [member] | Eliminations [member]
Disclosure of operating segments [Line Items]
Revenues	(2)
Corporate costs [member]
Disclosure of operating segments [Line Items]
Adjusted EBITDA	(466)	(228)
Computer software [member]
Disclosure of operating segments [Line Items]
Amortization	(400)	(357)
Other identifiable intangible assets [member]
Disclosure of operating segments [Line Items]
Amortization	$ (109)	$ (135)